Assets pledged and collateral (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Assets pledged and collateral (CHF million)
Total assets pledged or assigned as collateral	153,982	142,952
of which encumbered	103,245	92,300
Fair value of collateral received with the right to sell or repledge	444,852	359,517
of which sold or repledged	336,228	267,896
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	26,286	18,130
Swiss National Bank required minimum liquidity reserves	2,202	2,447
Bank
Assets pledged and collateral (CHF million)
Total assets pledged or assigned as collateral	148,345	137,207
of which encumbered	103,245	92,300
Fair value of collateral received with the right to sell or repledge	444,852	359,508
of which sold or repledged	336,301	267,902
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	26,286	18,130
Swiss National Bank required minimum liquidity reserves	2,051	2,305